Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 22,401	$ 16,951
Restricted cash	3,000	5,033
Accounts receivable, net	28,862	27,722
Prepaid expenses and other current assets, net	10,582	15,971
Inventories	11,009	13,417
Total current assets	75,854	79,094
Property, plant and equipment, net	43,192	46,985
Prepayment	2,698	2,730
Intangible assets, net	3,418	3,670
Operating lease Right-of-Use Asset	18	0
Deferred offering cost	1,944	1,606
Total non-current assets	51,270	54,991
TOTAL ASSETS	127,124	134,085
Current liabilities:
Bank loans - current	25,315	31,686
Accounts payable	3,265	3,195
Accrued expenses and other payables	7,306	6,395
Amount due to a director	890	201
Income taxes payable	324	396
Current operating lease liabilities	12	0
Total current liabilities	37,112	41,873
Long-term operating lease liabilities	6	0
Deferred tax liabilities	1,256	1,273
Total non-current liabilities	1,262	1,273
TOTAL LIABILITIES	38,374	43,146
Shareholders' equity
Ordinary shares *SG$5.00 par value per share; 40,000,000 authorized as of March 31, 2024; SG$0.02 par value per share, 10,000,000,000 authorized as of March 31, 2025. 17,205,438 shares issued and outstanding as of March 31, 2024 and 2025	436	436
Additional paid-in capital	108,399	108,399
Treasury shares, at cost (represented 277,720 ordinary shares)	(903)	(903)
Statutory reserve	9,578	9,499
Merger reserve	11,031	11,031
Accumulated deficits	16,870	16,165
Accumulated other comprehensive income (loss)	1,016	597
Total shareholders' equity	88,593	90,832
Non-controlling interests	157	107
TOTAL EQUITY	88,750	90,939
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 127,124	$ 134,085